Share Capital Authorized - Summary of Issues and Outstanding (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Opening balance	$ 505
Exercise of stock options	2	$ 1
Shares repurchased - NCIB	$ (23)
Shares repurchased - NCIB (Shares)	(2,779,000)
Closing balance	$ 498	505
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Opening balance	$ 505	$ 504
Opening balance (Shares)	124,143,179	123,956,865
Exercise of stock options	$ 3	$ 1
Exercise of stock options (Shares)	437,600	186,314
Shares repurchased - NCIB	$ (10)	$ 0
Shares repurchased - NCIB (Shares)	(2,779,000)	0
Closing balance	$ 498	$ 505
Closing balance (Shares)	121,801,779	124,143,179